UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number 811-02945

                          Centennial Money Market Trust
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                         (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  June 30

Date of reporting period:  July 1, 2002 - June 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  June 30, 2003

                                              Principal            Value
                                                 Amount       See Note 1
--------------------------------------------------------------------------
 Certificates of Deposit--10.9%
--------------------------------------------------------------------------
 Domestic Certificates of Deposit--2.4%
 Bank of New York:
 1.27%, 7/21/03                          $   50,000,000   $   50,000,275
 1.29%, 8/21/03                              62,500,000       62,501,750
--------------------------------------------------------------------------
 Citibank NA,
 1.25%, 7/28/03                             100,000,000      100,000,000
--------------------------------------------------------------------------
 National Bank
 of Commerce,
 Tennessee:
 1.225%, 6/14/04 1                           80,000,000       79,991,928
 1.256%, 5/12/04 1                           40,000,000       40,000,000
--------------------------------------------------------------------------
 State Street Bank
 and Trust:
 1.26%, 7/23/03                              50,000,000       50,000,152
 1.26%, 7/30/03                             100,000,000      100,000,400
--------------------------------------------------------------------------
 Wells Fargo Bank
 NA, 1.23%, 7/7/03                           65,000,000       65,000,000
                                                          ----------------
                                                             547,494,505

--------------------------------------------------------------------------
 Yankee Certificates of Deposit--8.5%
 Bank of Scotland,
 New York:
 1.11%, 8/13/03                              90,000,000       90,000,000
 1.195%, 8/8/03                             100,000,000       99,999,474
 1.23%, 7/15/03                              12,500,000       12,499,948
--------------------------------------------------------------------------
 Barclays Bank plc,
 1.175%, 10/2/03                             90,000,000       90,001,147
--------------------------------------------------------------------------
 Barclays Bank plc,
 New York, 1.17%,
 10/2/03                                    100,000,000      100,000,000
--------------------------------------------------------------------------
 BNP Paribas,
 Chicago, 1.22%,
 8/25/03                                    120,000,000      120,000,000
--------------------------------------------------------------------------
 Canadian Imperial
 Bank of Commerce,
 New York:
 1.05%, 8/25/03                              50,000,000       50,000,000
 1.22%, 8/6/03                               95,000,000       95,000,000
 1.22%, 8/14/03                              95,000,000       95,000,000
 1.23%, 8/7/03                               75,000,000       75,000,000
--------------------------------------------------------------------------
 Credit Lyonnais
 North America, Inc.:
 1.21%, 8/20/03                              50,000,000       49,915,972
 1.21%, 8/21/03                              50,000,000       49,914,292
 1.245%, 10/10/03                            80,000,000       79,720,567
 1.255%, 7/17/03                             50,000,000       49,972,111
 1.265%, 10/9/03                             98,700,000       98,406,872
 1.275%, 7/28/03                             50,000,000       49,952,187
 1.32%, 7/9/03                               38,000,000       37,988,853

                                              Principal            Value
                                                 Amount       See Note 1
--------------------------------------------------------------------------
 Yankee Certificates of Deposit Continued
 Lloyds TSB Bank
 plc, New York:
 1.145%, 11/12/03                        $   42,400,000   $   42,400,000
 1.18%, 11/4/03                              50,000,000       50,000,000
 1.26%, 8/11/03                              72,000,000       71,999,593
--------------------------------------------------------------------------
 Nordea Bank Finland
 plc, New York Branch,
 1.16%, 9/17/03                              50,000,000       50,000,000
--------------------------------------------------------------------------
 Royal Bank of
 Scotland, New York:
 1.05%, 8/11/03                              50,000,000       50,000,000
 1.05%, 8/13/03                              35,000,000       35,000,000
 1.05%, 8/15/03                              50,000,000       50,000,000
--------------------------------------------------------------------------
 Svenska
 Handelsbanken,
 New York:
 1.17%, 10/3/03                              27,000,000       27,000,000
 1.19%, 10/2/03                              57,000,000       57,001,464
 1.21%, 9/4/03                               40,000,000       40,015,102
 1.23%, 8/14/03                              40,000,000       40,000,243
 1.275%, 9/4/03                             100,000,000      100,000,896
--------------------------------------------------------------------------
 UBS AG
 Stamford CT:
 1.105%, 8/15/03                             50,000,000       50,000,311
 1.105%, 8/29/03                             50,000,000       50,000,408
                                                          ----------------
                                                           1,956,789,440
                                                          ----------------
 Total Certificates of Deposit
 (Cost $2,504,283,945)                                     2,504,283,945

--------------------------------------------------------------------------
 DIRECT BANK OBLIGATIONS--18.4%
 AB SPINTAB:
 0.97%, 8/18/03                              72,000,000       71,906,880
 0.98%, 8/21/03                              48,500,000       48,432,666
 0.99%, 8/26/03                              95,000,000       94,853,700
 1.21%, 8/14/03                             115,000,000      114,829,378
--------------------------------------------------------------------------
 Bank of New York,
 1.87%, 8/5/03                               30,000,000       30,017,183
--------------------------------------------------------------------------
 Bank One NA:
 1.16%, 11/10/03                            100,000,000      100,007,120
 1.17%, 11/6/03                              45,500,000       45,504,703
 1.25%, 8/13/03                             100,000,000       99,999,407
 1.25%, 8/14/03                              50,000,000       49,999,696
 1.25%, 8/15/03                              85,000,000       84,999,472
--------------------------------------------------------------------------
 Barclays US
 Funding Corp.:
 1.145%, 11/19/03                           130,000,000      129,417,004
 1.145%, 11/21/03                            40,000,000       39,818,072
--------------------------------------------------------------------------
 BNP Paribas Finance,
 Inc., 0.96%, 9/16/03                        50,000,000       49,897,333

        4 | CENTENNIAL MONEY MARKET TRUST

                                              Principal            Value
                                                 Amount       See Note 1
--------------------------------------------------------------------------
 Direct Bank Obligations Continued
 Danske Corp.,
 Series A:
 1.055%, 12/9/03                         $   80,000,000     $ 79,622,544
 1.07%, 9/10/03                              68,500,000       68,355,446
 1.20%, 8/8/03                              200,000,000      199,746,667
 1.21%, 8/18/03                              75,000,000       74,879,000
 1.21%, 8/20/03                              20,000,000       19,966,111
--------------------------------------------------------------------------
 Fifth Third Bank:
 1.255%, 8/20/03                            100,000,000      100,000,000
 1.255%, 8/22/03                            100,000,000      100,000,000
--------------------------------------------------------------------------
 Governor & Co. of
 the Bank of Ireland:
 0.93%, 9/25/03 2                            50,000,000       49,888,917
 1.07%, 9/8/03 2                             18,700,000       18,661,649
 1.15%, 11/17/03 2                          170,000,000      169,245,153
 1.205%, 8/28/03 2                           90,000,000       89,825,275
 1.21%, 8/19/03 2                            50,000,000       49,917,653
 1.23%, 7/2/03 2                             65,000,000       64,997,779
--------------------------------------------------------------------------
 HBOS Treasury
 Services:
 1.20%, 9/4/03                               20,000,000       19,956,667
 1.22%, 7/2/03                               72,200,000       72,197,553
 1.23%, 7/24/03                              37,900,000       37,870,217
 1.23%, 7/28/03                              29,370,000       29,342,906
 1.25%, 7/29/03                              45,500,000       45,455,764
 1.265%, 8/5/03                              16,000,000       15,980,322
--------------------------------------------------------------------------
 LaSalle Bank NA:
 0.93%, 9/25/03                             140,000,000      140,000,000
 1.21%, 8/12/03                             100,000,000      100,000,000
--------------------------------------------------------------------------
 Nationwide
 Building Society:
 1.09%, 8/13/03                              90,000,000       89,882,825
 1.10%, 9/10/03                              70,000,000       69,848,139
 1.22%, 8/11/03                              90,000,000       89,874,950
 1.24%, 7/25/03                              40,000,000       39,966,933
 1.25%, 7/3/03                              100,000,000       99,993,056
 1.26%, 8/26/03                              50,000,000       49,902,000
--------------------------------------------------------------------------
 Nordea North
 America, Inc.:
 1.15%, 11/3/03                               8,000,000        7,968,056
 1.15%, 11/7/03                             121,000,000      120,499,874
 1.23%, 8/4/03                               75,000,000       74,912,875
 1.245%, 7/16/03                             65,000,000       64,966,281
 1.245%, 10/15/03                            20,000,000       19,926,683
 1.25%, 7/18/03                             100,000,000       99,940,972
--------------------------------------------------------------------------
 Rabobank Nederland
 NV, 1.06%, 9/8/03                          100,000,000       99,796,833
--------------------------------------------------------------------------
 Societe Generale
 North America:
 0.97%, 9/16/03                              60,000,000       59,875,517
 1.02%, 9/3/03                               56,000,000       55,899,342

                                              Principal            Value
                                                 Amount       See Note 1
--------------------------------------------------------------------------
 Societe Generale North America: Continued
 1.14%, 9/12/03                          $   50,000,000   $   49,884,417
 1.165%, 9/8/03                              30,000,000       29,933,012
 1.17%, 10/1/03                              60,000,000       59,820,600
 1.25%, 7/9/03                               30,000,000       29,991,667
--------------------------------------------------------------------------
 Svenska
 Handelsbanken, Inc.,
 Series S:
 1.25%, 7/28/03                              55,000,000       54,947,988
 1.25%, 8/6/03                               25,000,000       24,968,750
 1.25%, 8/8/03                               50,000,000       49,934,028
 1.27%, 8/12/03                               5,000,000        4,992,592
 1.28%, 7/15/03                              10,000,000        9,995,022
 1.28%, 7/23/03                              25,000,000       24,980,444
--------------------------------------------------------------------------
 Swedbank AB, 1%,
 9/15/03                                    100,000,000       99,788,889
--------------------------------------------------------------------------
 UBS Finance
 (Delaware) LLC,
 1.08%, 7/1/03                              200,000,000      200,000,000
--------------------------------------------------------------------------
 Wells Fargo Bank
 NA, 1.22%, 8/15/03                          58,000,000       58,000,000
                                                          ----------------
 Total Direct Bank Obligations
 (Cost $4,246,083,982)                                     4,246,083,982

--------------------------------------------------------------------------
 Letters of Credit--0.1%
 Barclays Bank plc, guaranteeing commercial
 paper of Banco Nacional de Comercio
 Exterior SNC, 1.26%, 7/16/03
 (Cost $13,992,650)                          14,000,000       13,992,650
--------------------------------------------------------------------------
 Short-Term Notes--47.9%
--------------------------------------------------------------------------
 Asset-Backed--19.1%
 Atlantic Asset
 Securitization Corp.:
 1%, 7/17/03 2                               17,600,000       17,592,178
 1%, 9/18/03 2                              141,789,000      141,477,852
 1.23%, 7/9/03 2                             50,000,000       49,986,333
 1.23%, 7/11/03 2                            50,000,000       49,982,917
 1.24%, 7/2/03 2                             59,589,000       59,586,935
 1.32%, 7/1/03 2                             21,119,000       21,119,000
--------------------------------------------------------------------------
 Barton Capital Corp.,
 1.08%, 7/1/03 2                             79,872,000       79,872,000
--------------------------------------------------------------------------
 Crown Point
 Capital Co.:
 1%, 12/12/03 2                               3,860,000        3,842,416
 1.05%, 9/19/03 2                           100,000,000       99,766,667
 1.22%, 7/24/03 2                            16,900,000       16,886,827
 1.22%, 8/22/03 2                            46,000,000       45,918,938
 1.26%, 7/18/03 2                            36,700,000       36,678,164
 1.26%, 7/25/03 2                            65,199,000       65,144,233
 1.28%, 7/10/03 2                            53,000,000       52,983,040

        5 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS Continued

                                              Principal            Value
                                                 Amount       See Note 1
--------------------------------------------------------------------------
 Asset-Backed Continued
 Fairway Finance Corp.:
 1.10%, 12/10/03 2                       $   17,672,000   $   17,584,524
 1.22%, 8/27/03 2                            32,847,000       32,783,551
 1.23%, 8/15/03 2                            44,879,000       44,809,999
 1.23%, 9/25/03 2                            50,000,000       49,853,083
 1.25%, 7/15/03 2                            94,008,000       93,962,029
 1.275%, 8/8/03 2                            30,781,000       30,739,574
 1.28%, 8/1/03 2                             38,779,000       38,736,257
--------------------------------------------------------------------------
 FCAR Owner Trust I:
 1.23%, 7/17/03                             100,000,000       99,943,556
 1.25%, 8/22/03                             124,500,000      124,287,472
 1.29%, 7/21/03                             110,000,000      109,921,167
--------------------------------------------------------------------------
 Galaxy Funding, Inc.,
 0.99%, 9/26/03 2                            23,500,000       23,443,776
--------------------------------------------------------------------------
 Gemini Securitization
 Corp., 1.26%, 7/7/03 2                     100,000,000       99,979,000
--------------------------------------------------------------------------
 GOVCO, Inc.:
 0.95%, 9/22/03 2                            50,000,000       49,890,486
 1.24%, 7/7/03 2                             21,000,000       20,995,660
 1.26%, 7/18/03 2                           100,000,000       99,940,500
 1.26%, 10/15/03 2                           25,000,000       24,907,250
--------------------------------------------------------------------------
 Greyhawk
 Funding LLC:
 0.97%, 8/18/03 2                            44,000,000       43,943,093
 1.13%, 7/16/03 2                            11,345,000       11,339,800
 1.26%, 7/10/03 2                            50,000,000       49,984,250
--------------------------------------------------------------------------
 La Fayette Asset
 Securitization:
 0.98%, 8/18/03 2                            16,000,000       15,979,093
 1.03%, 9/18/03 2                            60,321,000       60,184,658
 1.05%, 7/18/03 2                            45,400,000       45,377,489
 1.10%, 7/21/03 2                            50,000,000       49,969,444
 1.29%, 7/11/03 2                            40,000,000       39,985,667
--------------------------------------------------------------------------
 Lexington Parker
 Capital Co. LLC:
 1.10%, 9/4/03 2                             50,000,000       49,900,694
 1.23%, 8/21/03 2                            30,000,000       29,947,725
 1.23%, 9/2/03 2                             16,000,000       15,971,440
 1.23%, 9/5/03 2                             95,000,000       94,791,733
 1.23%, 9/8/03 2                             25,000,000       24,941,063
 1.27%, 7/11/03 2                            24,000,000       23,991,533
 1.27%, 7/22/03 2                            36,177,000       36,150,199
 1.27%, 7/25/03 2                           125,000,000      124,894,367
--------------------------------------------------------------------------
 Neptune Funding
 Corp.:
 1%, 9/30/03 2                               20,000,000       19,949,444
 1.08%, 9/24/03 2                            23,966,000       23,904,887
 1.20%, 9/22/03 2                           141,220,000      140,840,625
 1.23%, 12/3/03 2                            64,900,000       64,556,300
 1.25%, 8/25/03 2                            50,000,000       49,904,514
 1.31%, 8/11/03 2                            36,233,000       36,178,942
 1.32%, 7/23/03 2                            36,108,000       36,078,873

                                              PRINCIPAL            VALUE
                                                 AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------
 Asset-Backed Continued
 New Center Asset
 Trust:
 1.225%, 9/22/03                         $   50,000,000   $   49,858,785
 1.25%, 10/10/03                             70,000,000       69,754,514
 1.26%, 7/14/03                              39,000,000       38,982,255
 1.265%, 8/28/03                             50,000,000       49,898,097
--------------------------------------------------------------------------
 Old Line Funding
 Corp., 0.95%,
 9/5/03 2                                    65,133,000       65,019,560
--------------------------------------------------------------------------
 Perry Global
 Funding LLC,
 Series A:
 0.95%, 9/25/03 2                            40,000,000       39,908,745
 1.06%, 10/17/03 2                           40,000,000       39,872,800
 1.23%, 8/12/03 2                            23,000,000       22,966,995
 1.23%, 8/21/03 2                            90,000,000       89,843,175
 1.23%, 8/27/03 2                            10,000,000        9,980,525
 1.24%, 8/5/03 2                             72,300,000       72,212,838
 1.26%, 10/14/03 2                           43,248,000       43,089,064
 1.275%, 7/22/03 2                           45,500,000       45,466,159
 1.28%, 7/7/03 2                             70,332,000       70,316,996
--------------------------------------------------------------------------
 Preferred Receivables
 Funding Corp.,
 1.25%, 10/10/03 2                           60,210,000       60,024,097
--------------------------------------------------------------------------
 Scaldis Capital LLC:
 1.02%, 9/11/03 2                            60,000,000       59,877,600
 1.115%, 8/29/03 2                           70,241,000       70,112,644
 1.23%, 9/12/03 2                            25,149,000       25,086,274
 1.24%, 9/19/03 2                            70,683,000       70,488,229
 1.27%, 7/25/03 2                            32,200,000       32,172,737
 1.27%, 10/9/03 2                            31,636,000       31,524,395
 1.28%, 8/22/03 2                            34,994,000       34,929,300
--------------------------------------------------------------------------
 Sheffield
 Receivables Corp.:
 0.95%, 12/15/03 2                           73,382,000       73,058,610
 1.08%, 7/14/03 2                            22,300,000       22,291,303
 1.26%, 7/3/03 2                             33,870,000       33,867,629
--------------------------------------------------------------------------
 Windmill Funding
 Corp.:
 1.23%, 7/10/03 2                            19,550,000       19,543,988
 1.25%, 7/9/03 2                             45,000,000       44,987,500
 1.25%, 7/16/03 2                            50,000,000       49,973,958
 1.26%, 7/23/03 2                            22,000,000       21,983,060
--------------------------------------------------------------------------
 Yorktown
 Capital LLC:
 0.98%, 8/1/03 2                             59,324,000       59,273,937
 0.98%, 8/6/03 2                            136,500,000      136,366,230
 1.03%, 7/18/03 2                            46,100,000       46,077,578
                                                          ----------------
                                                           4,390,190,794

        6 | CENTENNIAL MONEY MARKET TRUST

                                              Principal            Value
                                                 Amount       See Note 1
--------------------------------------------------------------------------
 Automobiles--1.2%
 BMW US Capital
 Corp.:
 1.22%, 8/14/03                          $   50,000,000   $   49,925,444
 1.22%, 8/19/03                             110,000,000      109,817,339
 1.24%, 7/21/03                              26,000,000       25,982,089
 1.30%, 7/14/03                              95,000,000       94,956,486
                                                          ----------------
                                                             280,681,358

--------------------------------------------------------------------------
 Capital Markets--6.1%
 Banc of America
 Securities LLC,
 1.463%, 7/1/03 1                            20,000,000       20,000,000
--------------------------------------------------------------------------
 Bear Stearns
 Cos., Inc.:
 1.04%, 9/4/03                               76,000,000       75,857,289
 1.21%, 8/4/03                               99,000,000       98,886,865
 1.23%, 7/30/03                              75,000,000       74,925,687
 1.25%, 7/23/03                             100,000,000       99,923,611
--------------------------------------------------------------------------
 Citigroup Global
 Markets Holdings,
 Inc.:
 1.10%, 9/12/03                             150,000,000      149,699,889
 1.205%, 8/7/03                             110,000,000      109,863,768
 1.24%, 7/24/03                              65,000,000       64,948,506
 1.245%, 7/17/03                             90,000,000       89,950,200
--------------------------------------------------------------------------
 Goldman Sachs
 Group LP:
 1.23%, 11/24/03                             95,500,000       95,500,000
 1.25%, 11/7/03 3                            46,000,000       46,000,000
 1.25%, 11/24/03 3                           22,000,000       22,000,000
 1.26%, 9/8/03 3                             95,000,000       95,000,000
 1.28%, 9/10/03 3                            90,500,000       90,500,000
 1.28%, 10/31/03 3                            6,900,000        6,900,000
 1.30%, 10/31/03 3                           65,000,000       65,000,000
--------------------------------------------------------------------------
 Morgan Stanley,
 1.313%, 12/2/03 1                          188,300,000      188,300,000
--------------------------------------------------------------------------
 Salomon Smith
 Barney Holdings,
 Inc., 1.26%, 7/10/03                        15,000,000       14,995,275
                                                          ----------------
                                                           1,408,251,090

--------------------------------------------------------------------------
 Chemicals--1.8%
 BASF AG:
 1.21%, 8/18/03 2                           100,000,000       99,838,666
 1.23%, 8/7/03 2                            116,000,000      115,853,357
 1.26%, 8/25/03 2                            50,000,000       49,903,750
 1.26%, 8/29/03 2                           149,000,000      148,692,315
                                                          ----------------
                                                             414,288,088

                                              Principal            Value
                                                 Amount       See Note 1
--------------------------------------------------------------------------
 Commercial Banks--0.4%
 JPMorgan Chase
 Bank, 1.247%,
 7/28/03                                 $  100,000,000   $   99,906,475
                                                          ----------------
                                                              99,906,475

--------------------------------------------------------------------------
 Commercial Finance--0.3%
 Private Export
 Funding Corp.:
 1.03%, 11/25/03 2                           10,000,000        9,957,942
 1.175%, 10/2/03 2                           31,000,000       30,905,902
 1.27%, 7/30/03 2                            22,000,000       21,977,493
                                                          ----------------
                                                              62,841,337

--------------------------------------------------------------------------
 Consumer Finance--1.5%
 American Express
 Credit Corp.:
 1.23%, 7/7/03                               32,000,000       31,993,440
 1.23%, 7/10/03                             100,000,000       99,969,250
 1.23%, 7/14/03                              54,200,000       54,175,926
 1.24%, 7/11/03                             111,180,000      111,142,098
 1.24%, 7/16/03                              23,100,000       23,088,065
--------------------------------------------------------------------------
 American Express
 Credit Corp.,
 Series B,
 1.19%, 12/17/03 1                           25,000,000       25,008,164
                                                          ----------------
                                                             345,376,943

--------------------------------------------------------------------------
 Diversified Financial Services--1.9%
 General Electric
 Capital Corp.,
 1.27%, 8/7/03                               49,000,000       48,936,041
--------------------------------------------------------------------------
 General Electric
 Capital Services:
 1.17%, 10/8/03                             100,000,000       99,678,250
 1.22%, 9/8/03                               73,000,000       72,829,302
--------------------------------------------------------------------------
 Prudential
 Funding LLC:
 1.05%, 10/6/03                             100,000,000       99,717,083
 1.23%, 8/29/03                             100,000,000       99,798,417
 1.27%, 8/6/03                               25,000,000       24,968,250
                                                          ----------------
                                                             445,927,343

--------------------------------------------------------------------------
 Food Products--0.9%
 Cargill, Inc., 0.97%,
 9/4/03 2                                    25,000,000       24,956,215
--------------------------------------------------------------------------
 Nestle Capital Corp.:
 1.04%, 10/2/03 2                            50,000,000       49,865,667
 1.04%, 10/28/03 2                           59,000,000       58,797,171
 1.14%, 9/2/03 2                             66,000,000       65,868,330
                                                          ----------------
                                                             199,487,383

        7 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS Continued

                                              Principal            Value
                                                 Amount       See Note 1
--------------------------------------------------------------------------
 Insurance--4.6%
 Allstate Life
 Insurance Co.,
 1.32%, 7/1/03 1                         $   50,000,000   $   50,000,000
--------------------------------------------------------------------------
 General Electric
 Capital Assurance
 Co., 1.37%,
 12/1/03 1,3                                143,000,000      143,000,000
--------------------------------------------------------------------------
 ING America
 Insurance Holdings,
 Inc.:
 1.23%, 7/17/03                              38,753,000       38,731,815
 1.23%, 8/1/03                               45,000,000       44,952,338
 1.23%, 8/11/03                              50,000,000       49,929,958
 1.35%, 7/1/03                               11,100,000       11,100,000
--------------------------------------------------------------------------
 Jackson National
 Life Insurance Co.:
 1.29%, 3/1/04 1                             70,000,000       70,000,000
 1.33%, 7/1/03 1                             48,000,000       48,000,000
--------------------------------------------------------------------------
 Metropolitan Life
 Insurance Co.:
 1.35%, 7/1/03 1                            100,000,000      100,000,000
 1.37%, 7/1/03 1                            123,500,000      123,500,000
--------------------------------------------------------------------------
 Pacific Life Insurance
 Co., 1.34%, 7/1/03 1,3                      71,000,000       71,000,000
--------------------------------------------------------------------------
 Prudential Insurance
 Co. of America,
 1.33%, 7/1/03 1                            165,000,000      165,000,000
--------------------------------------------------------------------------
 Travelers Insurance
 Co., 1.33%,
 12/1/03 1,3                                 50,000,000       50,000,000
--------------------------------------------------------------------------
 United of Omaha
 Life Insurance Co.:
 1.42%, 7/1/03 1                             50,000,000       50,000,000
 1.42%, 7/1/03 1,3                           16,000,000       16,000,000
 1.42%, 7/1/03 1,3                           15,000,000       15,000,000
                                                          ----------------
                                                           1,046,214,111

--------------------------------------------------------------------------
 Leasing & Factoring--1.2%
 American Honda
 Finance Corp.:
 1.239%, 2/4/04 1,4                          27,000,000       27,000,000
 1.27%, 8/4/03 1,4                           15,000,000       15,000,000
 1.43%, 4/13/04 1,4                          40,000,000       40,053,231
--------------------------------------------------------------------------
 Volkswagen of
 America:
 1.15%, 9/12/03 2                            25,000,000       24,941,701
 1.16%, 8/20/03 2                            35,000,000       34,943,611
 1.24%, 8/1/03 2                             30,000,000       29,967,967
 1.26%, 8/21/03 2                           100,000,000       99,821,500
                                                          ----------------
                                                             271,728,010

                                              Principal            Value
                                                 Amount       See Note 1
--------------------------------------------------------------------------
 Media--0.1%
 McGraw-Hill
 Cos., Inc.:
 1.12%, 9/9/03                           $   25,000,000   $   24,945,555
 1.18%, 9/17/03                               8,000,000        7,979,547
                                                          ----------------
                                                              32,925,102

--------------------------------------------------------------------------
 Metals & Mining--0.7%
 Rio Tinto
 America, Inc.,
 1.22%, 7/11/03 2                            79,265,000       79,238,138
--------------------------------------------------------------------------
 Rio Tinto Ltd.:
 1.23%, 7/29/03 2                            50,000,000       49,952,167
 1.25%, 7/1/03 2                             32,413,000       32,413,000
                                                          ----------------
                                                             161,603,305

--------------------------------------------------------------------------
 Oil & Gas--1.3%
 Chevron UK
 Investment plc:
 0.93%, 9/24/03 2                            25,000,000       24,945,104
 1.10%, 9/12/03 2                            25,000,000       24,944,236
 1.25%, 8/18/03 2                            15,000,000       14,975,000
 1.26%, 8/7/03 2                             30,000,000       29,961,150
--------------------------------------------------------------------------
 Total Capital:
 1.265%, 8/6/03 2                            75,000,000       74,905,125
 1.27%, 8/4/03 2                            134,600,000      134,438,555
                                                          ----------------
                                                             304,169,170

--------------------------------------------------------------------------
 Pharmaceuticals--1.0%
 Aventis:
 0.98%, 9/17/03 2                            43,750,000       43,657,104
 1.03%, 9/8/03 2                             16,905,000       16,871,627
 1.03%, 9/9/03 2                             19,850,000       19,810,245
 1.21%, 8/28/03 2                            24,000,000       23,953,213
 1.23%, 8/15/03 2                            60,000,000       59,907,750
 1.24%, 7/8/03 2                             27,000,000       26,993,490
 1.25%, 7/18/03 2                            20,000,000       19,988,195
--------------------------------------------------------------------------
 Pfizer, Inc., 1.08%,
 12/3/03 2                                   25,500,000       25,381,425
                                                          ----------------
                                                             236,563,049

--------------------------------------------------------------------------
 Special Purpose Financial--5.8%
 AriesOne
 Metafolio Corp.:
 1.13%, 7/11/03 2                            50,000,000       49,984,306
 1.20%, 7/8/03 2                             41,500,000       41,490,317
 1.27%, 7/7/03 2                             25,000,000       24,994,708

        8 | CENTENNIAL MONEY MARKET TRUST

                                              Principal            Value
                                                 Amount       See Note 1
--------------------------------------------------------------------------
 Special Purpose Financial Continued
 Blue Spice LLC:
 1.25%, 7/2/03 2,3                       $  125,000,000   $   124,995,660
 1.25%, 7/8/03 2,3                           50,000,000        49,987,847
---------------------------------------------------------------------------
 Cooperative Assn
 of Tractor Dealers,
 Inc., Series A:
 0.95%, 12/19/03                              5,600,000         5,574,730
 1%, 12/12/03                                10,300,000        10,253,078
 1.23%, 8/29/03                               6,300,000         6,287,300
 1.24%, 8/25/03                              15,100,000        15,071,394
 1.33%, 7/16/03                              28,200,000        28,184,373
---------------------------------------------------------------------------
 Cooperative Assn. of
 Tractor Dealers, Inc.,
 Series B:
 0.97%, 12/8/03                              10,600,000        10,554,302
 1.20%, 10/27/03                             38,000,000        37,850,533
 1.22%, 10/7/03                              12,900,000        12,857,158
---------------------------------------------------------------------------
 CORSAIR Trust,
 Series 1-1005,
 1.339%, 9/17/03 1,4                         65,000,000        65,000,000
---------------------------------------------------------------------------
 K2 (USA) LLC:
 1.057%, 7/15/04 1,4,5                       35,000,000        34,989,500
 1.10%, 12/10/03 2                           10,500,000        10,448,025
 1.18%, 9/3/03 2                             19,000,000        18,960,142
 1.19%, 12/1/03 2                            50,000,000        49,747,125
 1.23%, 9/5/03 2                             38,000,000        37,914,310
 1.25%, 7/17/03 2                            12,400,000        12,393,111
 1.27%, 7/7/03 2                             10,500,000        10,497,778
 1.27%, 8/29/03 2                            25,000,000        24,947,965
 1.28%, 8/1/03 2                             46,500,000        46,448,747
 1.28%, 8/22/03 2                            35,000,000        34,935,289
---------------------------------------------------------------------------
 LINKS Finance LLC:
 1.10%, 9/12/03 2                            39,000,000        38,913,008
 1.12%, 9/8/03 2                             30,000,000        29,935,600
 1.18%, 9/3/03 2                             33,000,000        32,930,773
 1.23%, 8/4/03 2                             47,500,000        47,444,821
 1.23%, 8/6/03 2                             10,000,000         9,987,700
 1.308%, 1/22/04 1,4                        100,000,000        99,990,000
---------------------------------------------------------------------------
 Parkland (USA) LLC:
 1.034%, 2/24/04 1,4                         15,000,000        15,000,000
 1.038%, 5/24/04 1,4                         25,000,000        24,997,722
 1.11%, 1/30/04 1,4                          50,000,000        50,000,000
---------------------------------------------------------------------------
 RACERS, Series
 2002-31-C, 1.30%,
 9/3/03 1,4                                  70,000,000        69,906,200
---------------------------------------------------------------------------
 RACERS, Series
 2002-36-C, 1.288%,
 10/1/03 1,4                                 65,000,000        64,908,350

                                              Principal            Value
                                                 Amount       See Note 1
---------------------------------------------------------------------------
 Special Purpose Financial Continued
 RACERS, Series
 2002-42-C, 1.12%,
 11/17/03(1,3)                           $   90,000,000   $    89,872,560
                                                          -----------------
                                                            1,338,254,432
                                                          -----------------
 Total Short-Term Notes
 (Cost $11,038,407,990)                                    11,038,407,990

---------------------------------------------------------------------------
 U.S. Government Agencies--21.6%
 FNMA Master
 Credit Facility:
 0.92%, 10/1/03                              37,000,000        36,913,009
 0.94%, 10/1/03 5                            51,100,000        50,977,246
 0.95%, 1/2/04 5                             75,000,000        74,633,854
 1.19%, 9/2/03                               40,000,000        39,916,700
 1.20%, 7/1/03-9/2/03                        52,900,000        52,830,910
 1.23%, 7/1/03                               50,000,000        50,000,000
 1.24%, 7/1/03-8/1/03                        72,228,000        72,205,712
 1.25%, 7/1/03-7/3/03                        75,000,000        74,996,528
---------------------------------------------------------------------------
 Federal Home
 Loan Bank:
 1.05%, 12/3/03                              28,437,000        28,308,441
 1.07%, 7/14/04                              33,000,000        33,000,000
 1.08%, 7/16/04                              50,000,000        50,000,000
 1.09%,
 11/7/03-11/14/03                            44,213,000        44,036,592
 1.105%, 11/13/03                            40,000,000        39,834,250
 1.40%, 6/2/04                               25,000,000        25,000,000
 5.125%, 9/15/03                             95,000,000        95,774,053
---------------------------------------------------------------------------
 Federal Home Loan
 Mortgage Corp.:
 0.90%,
 10/24/03-10/30/03                          127,732,000       127,354,611
 0.915%, 10/20/03                           220,000,000       219,381,637
 0.92%, 9/29/03                             100,000,000        99,770,000
 0.965%, 9/18/03                            150,000,000       149,680,708
 0.97%, 9/25/03                             162,500,000       162,135,396
 1.01%, 12/31/03                            175,000,000       174,101,521
 1.05%,
 12/1/03-12/5/03                            144,900,000       144,248,860
 1.06%, 11/21/03                             80,000,000        79,663,156
 1.08%, 12/12/03                             50,000,000        49,754,000
 1.09%,
 9/11/03-9/22/03                            296,433,000       295,758,860
 1.14%, 9/30/03                             129,694,000       129,321,668
 1.165%, 10/9/03                            119,000,000       118,616,556
---------------------------------------------------------------------------
 Federal National
 Mortgage Assn.:
 1.035%, 12/29/03                           140,000,000       139,274,492
 1.05%, 12/3/03                              75,000,000        74,660,937
 1.06%, 7/20/04                              50,000,000        50,000,000
 1.08%, 11/19/03                            225,000,000       224,022,792

        9 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS Continued

                                              Principal            Value
                                                 Amount       See Note 1
---------------------------------------------------------------------------
 U.S. Government Agencies Continued
 Federal National
 Mortgage Assn.:
 Continued
 1.085%,
 9/3/03-9/10/03                          $  371,121,000   $   370,363,279
 1.105%, 11/12/03                            50,000,000        49,794,347
 1.14%,
 8/27/03-11/26/03                           427,715,000       425,990,978
 1.155%, 10/1/03                             75,000,000        74,778,625
 1.16%, 10/8/03                             110,000,000       109,649,100
 1.185%,
 9/17/03-9/19/03                            253,932,000       253,274,366
 1.19%, 9/24/03                             295,000,000       294,189,962
 1.22%, 7/9/03                              200,000,000       199,945,778
 1.235%, 8/20/03                            150,000,000       149,761,458
 1.25%, 7/7/04                               30,000,000        30,000,000
                                                          -----------------
 Total U.S.
 Government Agencies
 (Cost $4,963,920,382)                                      4,963,920,382

---------------------------------------------------------------------------
 Total Investments,
 At Value
 (COST $22,766,688,949)                            98.9%   22,766,688,949
---------------------------------------------------------------------------
 Other Assets
 Net of Liabilities                                 1.1       251,908,724
                                         ----------------------------------
 Net Assets                                       100.0%  $23,018,597,673
                                         ==================================


Footnotes to Statement of Investments

Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate shown is the discount rate received by the Trust at the time of purchase. Other securities normally bear interest at the rates shown.

1. Represents the current interest rate for a variable or increasing rate security.
2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $6,555,665,717, or 28.48% of the Trust's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
3. Identifies issues considered to be illiquid--See Note 4 of Notes to Financial Statements.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $506,845,003 or 2.20% of the Trust's net assets as of June 30, 2003.
5. When-issued security to be delivered and settled after June 30, 2003. See
Note 1 of Notes to Financial Statements.

See accompanying Notes to Financial Statements


        10 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF ASSETS AND LIABILITIES June 30, 2003


-------------------------------------------------------------------------------------------------------
 Assets
 Investments, at value (cost $22,766,688,949)--see accompanying statement             $22,766,688,949
-------------------------------------------------------------------------------------------------------
 Cash                                                                                      28,414,321
-------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                                       606,323,598
 Interest                                                                                  12,442,183
 Other                                                                                        365,164
                                                                                      -----------------
 Total assets                                                                          23,414,234,215

-------------------------------------------------------------------------------------------------------
 Liabilities
 Payables and other liabilities:
 Investments purchased (including $160,600,601 purchased on a when-issued basis)          197,513,610
 Shares of beneficial interest redeemed                                                   186,864,254
 Dividends                                                                                  6,151,321
 Transfer and shareholder servicing agent fees                                              2,224,221
 Service plan fees                                                                          1,486,372
 Shareholder reports                                                                        1,018,160
 Trustees' compensation                                                                        18,515
 Other                                                                                        360,089
                                                                                      -----------------
 Total liabilities                                                                        395,636,542

-------------------------------------------------------------------------------------------------------
 Net Assets                                                                           $23,018,597,673
                                                                                      =================

-------------------------------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                                                      $23,018,597,673
                                                                                      -----------------
 Net Assets--applicable to 23,019,044,895 shares of beneficial interest outstanding   $23,018,597,673
                                                                                      =================

-------------------------------------------------------------------------------------------------------
 Net Asset Value, Redemption Price Per Share and Offering Price Per Share                       $1.00


 See accompanying Notes to Financial Statements


        11 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF OPERATIONS For the Year Ended June 30, 2003
--------------------------------------------------------------------------------
 Investment Income
 Interest                                                         $361,121,003
--------------------------------------------------------------------------------
 Dividends                                                              10,715
                                                                  --------------
 Total income                                                      361,131,718

--------------------------------------------------------------------------------
 Expenses
 Management fees                                                    75,850,454
--------------------------------------------------------------------------------
 Service plan fees                                                  45,459,352
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                      26,091,215
--------------------------------------------------------------------------------
 Shareholder reports                                                 2,061,644
--------------------------------------------------------------------------------
 Custodian fees and expenses                                           465,320
--------------------------------------------------------------------------------
 Trustees' compensation                                                118,985
--------------------------------------------------------------------------------
 Other                                                                 997,559
                                                                  --------------
 Total expenses                                                    151,044,529
 Less reduction to custodian expenses                                  (12,692)
 Less reimbursement of expenses                                    (60,805,404)
                                                                  --------------
 Net expenses                                                       90,226,433

--------------------------------------------------------------------------------
 Net Investment Income                                             270,905,285

--------------------------------------------------------------------------------
 Net Realized Gain On Investments                                    1,311,090

--------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting From Operations             $272,216,375
                                                                  ==============

 See accompanying Notes to Financial Statements

        12 | CENTENNIAL MONEY MARKET TRUST

STATEMENTS OF CHANGES IN NET ASSETS

 Year Ended June 30,                                                2003                2002
----------------------------------------------------------------------------------------------
 Operations
 Net investment income                                  $    270,905,285    $    453,101,052
----------------------------------------------------------------------------------------------
 Net realized gain                                             1,311,090           2,031,735
                                                        --------------------------------------
 Net increase in net assets resulting from operations        272,216,375         455,132,787

----------------------------------------------------------------------------------------------
 Dividends And/or Distributions to Shareholders
 Dividends from net investment income                       (270,905,285)       (453,101,052)
----------------------------------------------------------------------------------------------
 Distributions from net realized gain                         (1,155,761)         (2,878,464)

----------------------------------------------------------------------------------------------
 Beneficial Interest Transactions
 Net increase (decrease) in net assets resulting from
 beneficial interest transactions                          1,282,503,396        (473,579,272)

----------------------------------------------------------------------------------------------
 Net Assets
 Total increase (decrease)                                 1,282,658,725        (474,426,001)
----------------------------------------------------------------------------------------------
 Beginning of period                                      21,735,938,948      22,210,364,949
                                                        --------------------------------------
 End of period                                          $ 23,018,597,673    $ 21,735,938,948
                                                        ======================================


 See accompanying Notes to Financial Statements


        13 | CENTENNIAL MONEY MARKET TRUST

FINANCIAL HIGHLIGHTS

 Year Ended June 30,                                     2003          2002           2001         2000         1999
------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                 $  1.00       $  1.00        $  1.00      $  1.00      $  1.00
------------------------------------------------------------------------------------------------------------------------
 Income from investment operations--net
 investment income and net realized gain                  .01           .02            .06          .05          .05
------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                    (.01)         (.02)          (.06)        (.05)        (.05)
 Distributions from net realized gain                      -- 1          -- 1           --           --           --
                                                     -------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                         (.01)         (.02)          (.06)        (.05)        (.05)
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $  1.00       $  1.00        $  1.00      $  1.00      $  1.00
                                                     ===================================================================

------------------------------------------------------------------------------------------------------------------------
 Total Return 2                                          1.20%         1.99%          5.51%        5.36%        4.75%

------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in millions)              $23,019       $21,736        $22,210      $18,734      $17,821
------------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                     $22,783       $22,947        $20,830      $18,537      $17,128
------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                   1.19%         1.97%          5.34%        5.20%        4.63%
 Expenses, gross                                         0.66%         0.69%          0.67%        0.67%        0.66%
 Expenses, net                                           0.40% 4,5     0.66% 4,5      0.67% 5      0.67% 5      0.66% 5


1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares.
3. Annualized for periods of less than one full year.
4. Net of reimbursement of expenses.
5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

        14 | CENTENNIAL MONEY MARKET TRUST

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Centennial Money Market Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI).
    The following is a summary of significant accounting policies consistently followed by the Trust.
--------------------------------------------------------------------------------
 Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.
--------------------------------------------------------------------------------
 Securities On a When-issued Basis. Delivery and payment for securities that have been purchased by the Trust on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Trust may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Trust maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Trust's net asset value to the extent the Trust makes such purchases while remaining substantially fully invested. As of June 30, 2003, the Trust had entered into when-issued purchase commitments of $160,600,601.
--------------------------------------------------------------------------------
 Federal Taxes. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

                 Undistributed Net     Undistributed         Accumulated
                 Investment Income   Long-Term Gains   Loss Carryforward
                 -------------------------------------------------------
                 $6,179,570                     $--                  $--

        15 | CENTENNIAL MONEY MARKET TRUST

NOTES TO FINANCIAL STATEMENTS Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

                 To (From)                From                          Net
                 Ordinary         Capital Gain     Tax Return    Investment
                 Income (Loss)        (Loss) 1     of Capital          Loss
                 ------------------------------------------------------------
                 $--                  $155,329            $--           $--

 1. $155,329, including $121,550 of long term capital gain, was distributed in connection with Trust share redemptions.

 The tax character of distributions paid during the years ended June 30, 2003 and June 30, 2002 were as follows:

                                               Year Ended        Year Ended
                                            June 30, 2003     June 30, 2002
                 ----------------------------------------------------------
                 Distributions paid from:
                 Ordinary income             $270,905,285      $453,101,052
                 Long-term capital gain         1,155,761         2,878,464
                                             ------------------------------
                 Total                       $272,061,046      $455,979,516
                                             ==============================

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Trust.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

        16 | CENTENNIAL MONEY MARKET TRUST

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                   Year Ended June 30, 2003              Year Ended June 30, 2002
                                   Shares            Amount             Shares             Amount
--------------------------------------------------------------------------------------------------
 Sold                      54,901,317,706   $ 54,901,317,706    54,965,476,815   $ 54,965,476,815
 Dividends and/or
 distributions reinvested     270,468,383        270,468,383       460,354,977        460,354,977
 Redeemed                 (53,889,282,693)   (53,889,282,693)  (55,899,411,064)   (55,899,411,064)
                          ------------------------------------------------------------------------
 Net increase (decrease)    1,282,503,396   $  1,282,503,396      (473,579,272)  $   (473,579,272)
                          ========================================================================

--------------------------------------------------------------------------------
 3. Fees and Other Transactions With Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.50% of the first $250 million of the Trust's net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million, 0.40% of the next $250 million, 0.375% of the next $250 million, 0.35% of the next $500 million, and 0.325% of net assets in excess of $2 billion. In the agreement, the Manager guarantees that the Trust's total expenses in any fiscal year, exclusive of taxes, interest and brokerage concessions, and extraordinary expenses such as litigation costs, shall not exceed the lesser of 1.5% of the average annual net assets of the Trust up to $30 million and 1% of its average annual net assets in excess of $30 million; or 25% of the total annual investment income of the Trust. As a result of this agreement, the Trust was reimbursed $60,805,404, for the year ended June 30, 2003.
    On April 28, 2003, the Board of Trustees approved a new investment advisory agreement that would eliminate the expense limitation and resulting reimbursement from the Manager. This new investment advisory agreement has been submitted to shareholders for approval and will be effective only if affirmed by shareholder vote.
--------------------------------------------------------------------------------
 Transfer Agent Fees. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a $14.75 per account fee.
    SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Trust. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Service Plan (12B-1) Fees. The Trust has adopted a service plan. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly at an annual rate up to 0.20% of the average annual net assets of the Trust. During the year ended June 30, 2003, the Trust paid $1,022 to a broker/dealer affiliated with the Manager as reimbursement for distribution-related expenses.

        17 | CENTENNIAL MONEY MARKET TRUST

NOTES TO FINANCIAL STATEMENTS Continued

--------------------------------------------------------------------------------
 4. Illiquid Securities
 As of June 30, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2003 was $885,256,067, which represents 3.85% of the Trust's net assets.


        18 | CENTENNIAL MONEY MARKET TRUST

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
 To the Board of Trustees and Shareholders of Centennial Money Market Trust:
 We have audited the accompanying statement of assets and liabilities of Centennial Money Market Trust, including the statement of investments, as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centennial Money Market Trust as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



 Deloitte & Touche LLP

 Denver, Colorado
 July 22, 2003

        19 | CENTENNIAL MONEY MARKET TRUST

FEDERAL INCOME TAX INFORMATION Unaudited

--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Trust during calendar year 2003. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.
    None of the dividends paid by the Trust during the year ended June 30, 2003 are eligible for the corporate dividend-received deduction.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES Unaudited

--------------------------------------------------------------------------------
 The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by the Trust. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.225.5677, (ii) on the Trust's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Trust's Form N-PX filing will be available (i) without charge, upon request, by calling the Trust toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


        20 | CENTENNIAL MONEY MARKET TRUST

TRUSTEES AND OFFICERS Unaudited

                                Principal Occupation(s) During Past 5 Years;
                                Other Trusteeships/directorships Held by
Name, Position(s) Held With     Trustee; Number of Portfolios in Fund Complex
Trust, Length of Service, Age   Currently Overseen by Trustee

INDEPENDENT                     The address of each Trustee in the chart below
TRUSTEES                        is 6803 S. Tucson Way, Centennial, CO
                                80112-3924. Each Trustee serves for an
                                indefinite term, until his or her resignation, retirement, death or removal.

James C. Swain,                 Formerly, Chief Executive Officer (until August
Chairman and Trustee            27, 2002) of the Board II Funds, President and a
(since 1981)                    director (until 1997) of the Manager and Vice
Age: 69                         Chairman (until January 2, 2002) of
                                OppenheimerFunds, Inc. (of which the Manager is a wholly-owned investment advisory subsidiary).
                                Oversees 42 portfolios in the OppenheimerFunds complex.

William L. Armstrong,           Chairman of the following private mortgage
Vice Chairman (since 2003)      banking companies: Cherry Creek Mortgage Company
and Trustee (since 1999)        (since 1991), Centennial State Mortgage Company
Age: 66                         (since 1994), The El Paso Mortgage Company
                                (since 1993), Transland Financial Services, Inc.
                                (since 1997); Chairman of the following private companies: Great Frontier Insurance (insurance agency) (since 1995), Ambassador Media
                                Corporation and Broadway Ventures (since 1984);
                                a director of the following public companies:
                                Helmerich & Payne, Inc. (oil and gas
                                drilling/production company) (since 1992) and
                                UNUMProvident (insurance company) (since 1991).
                                Mr. Armstrong is also a Director/Trustee of Campus Crusade for Christ and the Bradley
                                Foundation. Formerly a director of the
                                following: Storage Technology Corporation (a publicly-held computer equipment company)
                                (1991-February 2003), International Family
                                Entertainment (television channel) (1992-1997) and Natec Resources, Inc. (air pollution control equipment and services company) (1991-1995),
                                Frontier Real Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier
                                Title (title insurance agency) (1995-June 1999);
                                a U.S. Senator (January 1979-January 1991).
                                Oversees 42 portfolios in the OppenheimerFunds complex.

Robert G. Avis,                 Formerly, Director and President of A.G. Edwards
Trustee (since 1993)            Capital, Inc. (General Partner of private equity
Age: 72                         funds) (until February 2001); Chairman,
                                President and Chief Executive Officer of A.G.
                                Edwards Capital, Inc. (until March 2000); Vice
                                Chairman and Director of A.G. Edwards, Inc. and
                                Vice Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary) (until March
                                1999); Chairman of A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor)
                                (until March 1999); and a Director (until March
                                2000) of A.G. Edwards & Sons and A.G. Edwards
                                Trust Company. Oversees 42 portfolios in the
                                OppenheimerFunds complex.

George C. Bowen,                Formerly (until April 1999) Mr. Bowen held the
Trustee (since 1997)            following positions: Senior Vice President (from
Age: 66                         September 1987) and Treasurer (from March 1985)
                                of OppenheimerFunds, Inc; Vice President (from
                                June 1983) and Treasurer (since March 1985) of
                                OppenheimerFunds Distributor, Inc. (a subsidiary of OppenheimerFunds, Inc., of which the Manager is an investment advisory subsidiary); Senior
                                Vice President (since February 1992), Treasurer
                                (since July 1991) Assistant Secretary and a director (since December 1991) of the Manager;
                                Vice President (since October 1989) and
                                Treasurer (since April 1986) of HarbourView
                                Asset Management Corporation (an investment advisory subsidiary of OppenheimerFunds, Inc.);
                                President, Treasurer and a director (June
                                1989-January 1990) of Centennial Capital
                                Corporation (a prior investment advisory subsidiary of OppenheimerFunds, Inc.); Vice
                                President and Treasurer (since August 1978) and
                                Secretary (since April 1981) of Shareholder
                                Services, Inc., and Vice President, Treasurer and Secretary (since November 1989) of
                                Shareholder Financial Services, Inc. (both are transfer agent subsidiaries of OppenheimerFunds,
                                Inc.); Assistant Treasurer (since March 1998) of

        21 | CENTENNIAL MONEY MARKET TRUST

TRUSTEES AND OFFICERS Unaudited / Continued

George C. Bowen,                Oppenheimer Acquisition Corp. (OppenheimerFunds,
Continued                       Inc.'s parent holding company); Treasurer (since
                                November 1989) of Oppenheimer Partnership
                                Holdings, Inc. (a holding company subsidiary of OppenheimerFunds, Inc.); Vice President and
                                Treasurer (since July 1996) of Oppenheimer Real
                                Asset Management, Inc. (an investment advisory subsidiary of OppenheimerFunds, Inc.); Treasurer
                                (since October 1997) of OppenheimerFunds
                                International Ltd. and Oppenheimer Millennium
                                Funds plc (offshore fund management subsidiaries of OppenheimerFunds, Inc.). Oversees 42 portfolios in the OppenheimerFunds complex.

Edward L. Cameron,              A member of The Life Guard of Mount Vernon,
Trustee (since 1999)            George Washington's home (since June 2000).
Age: 64                         Formerly (March 2001 - May 2002) Director of
                                Genetic ID, Inc. and its subsidiaries (a privately held biotech company); a partner with PricewaterhouseCoopers LLP (from 1974-1999) (an accounting firm) and Chairman (from 1994-1998), Price Waterhouse LLP Global Investment
                                Management Industry Services Group. Oversees 42 portfolios in the OppenheimerFunds complex.

Jon S. Fossel,                  Chairman and Director (since 1998) of Rocky
Trustee (since 1990)            Mountain Elk Foundation (a not-for-profit
Age: 61                         foundation); and a director (since October 1999)
                                of P.R. Pharmaceuticals (a privately held company) and UNUMProvident (an insurance company) (since June 1, 2002). Formerly Chairman and a director (until October 1996) and President and Chief Executive Officer (until
                                October 1995) of OppenheimerFunds, Inc.;
                                President, Chief Executive Officer and a director of Oppenheimer Acquisition Corp.,
                                Shareholders Services Inc. and Shareholder
                                Financials Services, Inc. (until October 1995).
                                Oversees 42 portfolios in the OppenheimerFunds complex.

Sam Freedman,                   Director of Colorado Uplift (a non-profit
Trustee (since 1996)            charity) (since September 1984). Formerly (until
Age: 62                         October 1994) Mr. Freedman held several
                                positions in subsidiary or affiliated companies of OppenheimerFunds, Inc. Oversees 42 portfolios in the OppenheimerFunds complex.

Beverly L. Hamilton,            Trustee (since 1996) of MassMutual Institutional
Trustee (since 2002)            Funds and of MML Series Investment Fund
Age: 56                         (open-end investment companies); Director of MML
                                Services (since April 1987) and America Funds
                                Emerging Markets Growth Fund (since October
                                1991) (both are investment companies), The
                                California Endowment (a philanthropy
                                organization) (since April 2002), and Community
                                Hospital of Monterey Peninsula, (since February
                                2002); a trustee (since February 2000) of
                                Monterey International Studies (an educational organization), and an advisor to Unilever
                                (Holland)'s pension fund and to Credit Suisse
                                First Boston's Sprout venture capital unit. Mrs.
                                Hamilton also is a member of the investment committees of the Rockefeller Foundation, the University of Michigan and Hartford Hospital.
                                Formerly, President (February 1991-April 2000)
                                ARCO Investment Management Company. Oversees 43 portfolios in the OppenheimerFunds complex.

Robert J. Malone,               Director (since 2001) of Jones Knowledge, Inc.
Trustee (since 2002)            (a privately held company), U.S. Exploration,
Age: 58                         Inc., (since 1997), Colorado UpLIFT (a
                                non-profit organization) (since 1986) and a trustee of the Gallagher Family Foundation
                                (non-profit organization) (since 2000).
                                Formerly, Chairman of U.S. Bank (a subsidiary of
                                U.S. Bancorp and formerly Colorado National
                                Bank,) (July 1996-April 1, 1999) and a director of Commercial Assets, Inc. (a REIT) (1993-2000).
                                Oversees 43 portfolios in the OppenheimerFunds complex.

F. William Marshall, Jr.,       Trustee (since 1996) of MassMutual Institutional
Trustee (since 2000)            Funds and of MML Series Investment Fund
Age: 61                         (open-end investment companies); Trustee (since
                                1987), Chairman of the Board (since 2003) and
                                Chairman of the investment committee

        22 | CENTENNIAL MONEY MARKET TRUST

F. William Marshall, Jr.,       (since 1994) for the Worcester Polytech
Continued                       Institute; President and Treasurer (since
                                January 1999) of the SIS Fund (a private not for profit charitable fund); Trustee (since 1995) of the Springfield Library and Museum Association;
                                Trustee (since 1996) of the Community Music
                                School of Springfield. Formerly, member of the investment committee of the Community Foundation of Western Massachusetts (1998 - 2003); Chairman
                                (January 1999-July 1999) of SIS & Family Bank,
                                F.S.B. (formerly SIS Bank); President, Chief
                                Executive Officer and Director (May
                                1993-December 1998) of SIS Bankcorp, Inc. and
                                SIS Bank (formerly Springfield Institution for
                                Savings) and Executive Vice President (January
                                1999-July 1999) of Peoples Heritage Financial
                                Group, Inc. Oversees 42 portfolios in the
                                OppenheimerFunds complex.

--------------------------------------------------------------------------------
INTERESTED TRUSTEE              The address of Mr. Grabish in the chart below is
                                6803 S. Tucson Way, Centennial, CO 80112-3924.
                                Mr. Grabish serves for an indefinite term, until his resignation, retirement, death or removal.

Richard F. Grabish, Trustee     Senior Vice President, Assistant Director of
(since 2001)                    Sales and Marketing (since March 1997), and
Age: 54                         Manager of Private Client Services (since June
                                1985) for A.G. Edwards & Sons, Inc.
                                (broker/dealer and investment firm). Chairman and Chief Executive Officer (since March 2001) of A.G. Edwards Trust Company; Director (since
                                March 1988) of A.G. Edwards & Sons, Inc.
                                Formerly (until March 1987) President and Vice
                                Chairman of A.G. Edwards Trust Company. Oversees
                                6 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
OFFICERS The address of the officers in the chart below is as follows: for Messrs. Murphy and Zack, 498 Seventh Avenue, New York, NY 10018, for Messrs. Weiss and Wixted and Ms. Wolf, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each officer serves for an annual term or until his or her earlier resignation, death or removal.

Barry D. Weiss,                 Vice President of OppenheimerFunds, Inc. (since
Vice President (since 2001)     July 2001); an officer of 6 portfolios in the
Age: 38                         OppenheimerFunds complex; formerly Assistant
                                Vice President and Senior Credit Analyst of
                                OppenheimerFunds, Inc. (February 2000-June
                                2001). Prior to joining OppenheimerFunds, Inc.
                                in February 2000, he was Associate Director,
                                Structured Finance, Fitch IBCA Inc. (April 1998
                                - February 2000); and News Director, Fitch
                                Investors Service (September 1996 - April
                                1998).

Carol E. Wolf,                  Senior Vice President (since June 2000) of
Vice President (since 1990)     OppenheimerFunds, Inc.; an officer of 6
Age: 51                         portfolios in the OppenheimerFunds complex;
                                formerly Vice President of OppenheimerFunds,
                                Inc. (June 1990 - June 2000).

John V. Murphy,                 Director (since November 2001) of the Manager;
President (since 2001)          Chairman, Chief Executive Officer and director
Age: 53                         (since June 2001) and President (since September
                                2000) of OppenheimerFunds, Inc.; President and a trustee or director of other Oppenheimer funds;
                                President and a director (since July 2001) of Oppenheimer Acquisition Corp. and of Oppenheimer
                                Partnership Holdings, Inc.; a director (since
                                November 2001) of OppenheimerFunds Distributor,
                                Inc.; Chairman and a director (since July 2001) of Shareholder Services, Inc. and of Shareholder
                                Financial Services, Inc.; President and a director (since July 2001) of OppenheimerFunds
                                Legacy Program (a charitable trust program established by OppenheimerFunds, Inc.); a director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.: OFI
                                Institutional Asset Management, Inc. (since
                                November 2001), HarbourView Asset Management
                                Corporation and OFI Private Investments, Inc.
                                (since July 2002); President (since November 1,
                                2001) and a director (since July 2001) of Oppenheimer Real Asset Management, Inc.;


        23 | CENTENNIAL MONEY MARKET TRUST

TRUSTEES AND OFFICERS Unaudited/Continued

John V. Murphy,                 a director (since November 2001) of Trinity
Continued                       Investment Management Corp. and Tremont
                                Advisers, Inc. (investment advisory affiliates of OppenheimerFunds, Inc.); Executive Vice
                                President (since February 1997) of Massachusetts
                                Mutual Life Insurance Company (OppenheimerFunds,
                                Inc.'s parent company); a director (since June
                                1995) of DLB Acquisition Corporation (a holding company that owns shares of David L. Babson &
                                Company, Inc.); formerly Chief Operating Officer
                                (September 2000-June 2001) of OppenheimerFunds,
                                Inc.; President and trustee (November
                                1999-November 2001) of MML Series Investment
                                Fund and MassMutual Institutional Funds
                                (open-end investment companies); a director
                                (September 1999-August 2000) of C.M. Life
                                Insurance Company; President, Chief Executive
                                Officer and director (September 1999-August
                                2000) of MML Bay State Life Insurance Company; a director (June 1989-June 1998) of Emerald Isle
                                Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp). An officer of 90 portfolios in the OppenheimerFunds complex.

Brian W. Wixted,                Senior Vice President and Treasurer (since March
Treasurer (since 1999)          1999) of OppenheimerFunds, Inc.; Treasurer
Age: 43                         (since March 1999) of HarbourView Asset
                                Management Corporation, Shareholder Services,
                                Inc., Oppenheimer Real Asset Management
                                Corpora-~tion, Shareholder Financial Services,
                                Inc., Oppenheimer Partnership Holdings, Inc.,
                                OFI Private Investments, Inc. (since March
                                2000), OppenheimerFunds International Ltd. and
                                Oppenheimer Millennium Funds plc (since May
                                2000), offshore fund management subsidiaries of OppenheimerFunds, Inc., and OFI Institutional
                                Asset Management, Inc. (since November 2000), an investment advisory subsidiary of
                                OppenheimerFunds, Inc.; Treasurer and Chief
                                Financial Officer (since May 2000) of
                                Oppenheimer Trust Company, a trust company subsidiary of OppenheimerFunds, Inc.; Assistant
                                Treasurer (since March 1999) of Oppenheimer
                                Acquisition Corp. and OppenheimerFunds Legacy
                                Program (since April 2000); formerly Principal and Chief Operating Officer (March 1995-March
                                1999), Bankers Trust Company-Mutual Fund
                                Services Division. An officer of 90 portfolios in the OppenheimerFunds complex.

Robert G. Zack,                 General Counsel (since November 2001) of the
Vice President and Secretary    Manager; Senior Vice President (since May 1985)
(since 2001)                    and General Counsel (since February 2002) of
Age: 54                         OppenheimerFunds, Inc.; General Counsel and a
                                director (since November 2001) of
                                OppenheimerFunds Distributor, Inc.; Senior Vice
                                President and General Counsel (since November
                                2001) of HarbourView Asset Management
                                Corporation; Vice President and a director
                                (since November 2000) of Oppenheimer Partnership
                                Holdings, Inc.; Senior Vice President, General
                                Counsel and a director (since November 2001) of Shareholder Services, Inc., Shareholder
                                Financial Services, Inc., OFI Private
                                Investments, Inc., Oppenheimer Trust Company and
                                OFI Institutional Asset Management, Inc.; a director (since November 2001) of Oppenheimer
                                Real Asset Management, Inc.; Assistant Secretary and a director (since November 2001) of OppenheimerFunds International Ltd.; Vice
                                President (since November 2001) of
                                OppenheimerFunds Legacy Program; Secretary
                                (since November 2001) of Oppenheimer Acquisition
                                Corp.; formerly Acting General Counsel (November
                                2001-February 2002) and Associate General
                                Counsel (May 1981-October 2001) of
                                OppenheimerFunds, Inc.; Assistant Secretary of
                                Shareholder Services, Inc. (May 1985-November
                                2001), Shareholder Financial Services, Inc.
                                (November 1989-November 2001); OppenheimerFunds
                                International Ltd. and Oppenheimer Millennium
                                Funds plc (October 1997-November 2001). An officer of 90 portfolios in the OppenheimerFunds complex.


The Trust's Statement of Additional Information contains additional information about the Trust's Trustees and is available without charge upon request.

        24 | CENTENNIAL MONEY MARKET TRUST

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)